Fair Value Measurements - Schedule of Changes in Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Recurring - Significant Unobservable Inputs (Level 3) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Mortgage servicing rights
Fair value of assets
Balance at beginning of period	$ 2,659	$ 2,445
Included in earnings	176	(186)
Included in other comprehensive income	0	0
Purchases	0	0
Sales	0	0
Issues	64	400
Settlements	0	0
Balance at end of period	2,899	2,659
Interest rate lock commitments
Fair value of assets
Balance at beginning of period	286	0
Included in earnings	(24)	0
Included in other comprehensive income	0	0
Purchases	0	0
Sales	(407)	0
Issues	147	286
Settlements	0	0
Balance at end of period	$ 2	$ 286